Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 909,517	$ 876,729	$ 834,152
Cost of services	(844,039)	(873,948)	(756,245)
Gross profit / (loss)	65,478	2,781	77,907
Selling, general and administrative expenses (excluding Amortization)	(47,530)	(28,071)	(26,812)
Amortization	(18,865)	(18,042)	(15,817)
Operating (loss) / income	(917)	(43,332)	35,278
Interest expense, net	(34,126)	(15,174)	(15,879)
Gain/(loss) on Private Warrant Liability			557
Other income / (expense), net	5,242	(2,073)	9,139
(Loss) / income before income tax	(29,801)	(60,579)	29,095
Income tax (expense) / benefit	(6,619)	(3,989)	(12,540)
Net (loss) / income	(36,420)	(64,568)	16,555
Net (loss) / income attributable to non-controlling interests
Net (loss) / income attributable to shareholders	$ (36,420)	$ (64,568)	$ 16,555
Weighted average shares outstanding (Note 18):
Basic	92,962,048	91,043,830	88,845,601
Diluted	92,962,048	91,043,830	89,117,876
Net earnings per share (Note 18):
Basic	$ (0.39)	$ (0.71)	$ 0.19
Diluted	$ (0.39)	$ (0.71)	$ 0.18